Employee Benefit Obligations - Summary of Reconciliation of Asset Ceiling (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Foreign currency translation differences	$ 112,309	$ 132,549
Effect of Asset Ceiling
Disclosure Of Defined Benefit Plans [Line Items]
Balance as of January 1, 2016	21,463	47,918
Interest on assets not recognized	2,016	4,373
Other changes in assets not recognized due to asset limit	27,679	(25,081)
Foreign currency translation differences	(1,378)	(5,747)
Balance as of December 31, 2016	$ 49,780	$ 21,463